Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voyageur Insured Funds
Entity Central Index Key	0000809064
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000006392 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free Arizona Fund
Class Name	Class A
Trading Symbol	VAZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free Arizona Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Arizona Fund (Class A) returned 10.39% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Arizona Fund (Class A) – including sales charge	5.43%	-0.06%	1.82%
Delaware Tax-Free Arizona Fund (Class A) – excluding sales charge	10.39%	0.86%	2.29%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 57,940,011
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 126,515
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$57,940,011
Total number of portfolio holdings	82
Total advisory fees paid	$126,515
Portfolio turnover rate	18%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	28.04%
Healthcare Revenue Bonds	23.50%
Special Tax Revenue Bonds	15.95%
Electric Revenue Bonds	9.89%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.00%
Transportation Revenue Bonds	5.94%
Local General Obligation Bonds	3.98%
Lease Revenue Bonds	2.61%
Water & Sewer Revenue Bond	1.71%

State and territory allocation
Arizona	81.78%
Puerto Rico	16.29%
US Virgin Islands	0.55%

C000006394 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free Arizona Fund
Class Name	Class C
Trading Symbol	DVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free Arizona Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.59%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Arizona Fund (Class C) returned 9.66% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Arizona Fund (Class C) – including sales charge	8.66%	0.11%	1.53%
Delaware Tax-Free Arizona Fund (Class C) – excluding sales charge	9.66%	0.11%	1.53%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 57,940,011
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 126,515
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$57,940,011
Total number of portfolio holdings	82
Total advisory fees paid	$126,515
Portfolio turnover rate	18%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	28.04%
Healthcare Revenue Bonds	23.50%
Special Tax Revenue Bonds	15.95%
Electric Revenue Bonds	9.89%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.00%
Transportation Revenue Bonds	5.94%
Local General Obligation Bonds	3.98%
Lease Revenue Bonds	2.61%
Water & Sewer Revenue Bond	1.71%

State and territory allocation
Arizona	81.78%
Puerto Rico	16.29%
US Virgin Islands	0.55%

C000135922 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free Arizona Fund
Class Name	Institutional Class
Trading Symbol	DAZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free Arizona Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Arizona Fund (Institutional Class) returned 10.66% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Arizona Fund (Institutional Class) – including sales charge	10.66%	1.12%	2.54%
Delaware Tax-Free Arizona Fund (Institutional Class) – excluding sales charge	10.66%	1.12%	2.54%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 57,940,011
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 126,515
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$57,940,011
Total number of portfolio holdings	82
Total advisory fees paid	$126,515
Portfolio turnover rate	18%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	28.04%
Healthcare Revenue Bonds	23.50%
Special Tax Revenue Bonds	15.95%
Electric Revenue Bonds	9.89%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.00%
Transportation Revenue Bonds	5.94%
Local General Obligation Bonds	3.98%
Lease Revenue Bonds	2.61%
Water & Sewer Revenue Bond	1.71%

State and territory allocation
Arizona	81.78%
Puerto Rico	16.29%
US Virgin Islands	0.55%